UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CastleRock Asset Management, Inc.

Address:   101 Park Avenue, 23rd Floor
           New York, NY 10178


Form 13F File Number: 028-6185


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Tanico
Title:  Principal
Phone:  212-251-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Tanico                 New York, NY                       8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      128,726
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMARIN CORP PLC              SPONS ADR NEW    023111206      145   10,000 SH       SOLE       N/A       10,000      0    0
APPLE INC                    COM              037833100   11,859   20,306 SH       SOLE       N/A       20,306      0    0
BIOGEN IDEC INC              COM              09062X103    7,141   49,460 SH       SOLE       N/A       49,460      0    0
CBS CORP NEW                 CL B             124857202    6,428  196,092 SH       SOLE       N/A      196,092      0    0
CITIGROUP INC                COM NEW          172967424    2,159   78,776 SH       SOLE       N/A       78,776      0    0
COMVERSE TECHNOLOGY INC      COM PAR $0.10    205862402    3,172  545,410 SH       SOLE       N/A      545,410      0    0
ELAN PLC                     ADR              284131208    9,485  650,131 SH       SOLE       N/A      650,131      0    0
EQUINIX INC                  COM NEW          29444U502   12,165   69,256 SH       SOLE       N/A       69,256      0    0
FINISAR CORP                 COM NEW          31787A507    5,592  373,800 SH       SOLE       N/A      373,800      0    0
JOY GLOBAL INC               COM              481165108    4,103   72,325 SH       SOLE       N/A       72,325      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    1,585  733,737 SH       SOLE       N/A      733,737      0    0
KINDER MORGAN INC DEL        COM              49456B101    4,605  142,928 SH       SOLE       N/A      142,928      0    0
NATIONAL OILWELL VARCO INC   COM              637071101    8,555  132,762 SH       SOLE       N/A      132,762      0    0
NEWMONT MINING CORP          COM              651639106    6,018  124,053 SH       SOLE       N/A      124,053      0    0
PRECISION CASTPARTS CORP     COM              740189105    4,769   28,991 SH       SOLE       N/A       28,991      0    0
TRANSOCEAN LTD               REG SHS          H8817H100    8,757  195,775 SH       SOLE       N/A      195,775      0    0
UNITED RENTALS INC           COM              911363109   14,334  421,096 SH       SOLE       N/A      421,096      0    0
WEATHERFORD INTERNATIONAL LT REG SHS          H27013103   11,607  919,004 SH       SOLE       N/A      919,004      0    0
YAMANA GOLD INC              COM              98462Y100    6,247  405,663 SH       SOLE       N/A      405,663      0    0


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